INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Components of earnings before income taxes [Abstract]
U.S.	$ 180,261	$ 151,395	$ 140,106
Foreign	17,592	24,612	20,565
Total.	$ 197,853	$ 176,007	$ 160,671